Schedule of investments
Delaware Small Cap Growth Fund	June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.43%♦
Communication Services — 1.69%
PubMatic Class A †	139,285	$ 2,213,239
		2,213,239
Consumer Discretionary — 17.31%
Deckers Outdoor †	1,213	309,740
Dutch Bros Class A †	56,958	1,802,721
Five Below †	7,525	853,561
Lovesac †	105,122	2,890,855
On Holding Class A †	290,641	5,141,439
Planet Fitness Class A †	33,145	2,254,191
TopBuild †	26,434	4,418,707
Wingstop	7,833	585,673
YETI Holdings †	100,892	4,365,597
		22,622,484
Consumer Staples — 11.78%
Celsius Holdings †	47,560	3,103,765
Chefs' Warehouse †	140,517	5,464,706
Freshpet †	82,703	4,291,459
Simply Good Foods †	67,265	2,540,599
		15,400,529
Financials — 2.92%
Trupanion †	63,288	3,813,735
		3,813,735
Healthcare — 39.85%
CRISPR Therapeutics †	65,445	3,977,093
Exact Sciences †	82,980	3,268,582
Figs Class A †	449,584	4,095,710
Inari Medical †	117,120	7,962,989
Inspire Medical Systems †	42,002	7,672,505
Novocure †	28,028	1,947,946
Pacira BioSciences †	114,756	6,690,275
Progyny †	223,598	6,495,522
Quanterix †	115,610	1,871,726
Shockwave Medical †	42,338	8,093,755
		52,076,103
Industrials — 3.92%
AZEK †	96,042	1,607,743
SiteOne Landscape Supply †	29,620	3,520,930
		5,128,673
NQ-241 [6/22] 8/22 (2351733)    1

Schedule of investments
Delaware Small Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology — 21.96%
Five9 †	49,040	$ 4,469,505
Lattice Semiconductor †	109,196	5,296,006
nCino †	80,777	2,497,625
Rapid7 †	71,275	4,761,170
Shift4 Payments Class A †	123,246	4,074,513
Sprout Social Class A †	130,825	7,597,008
		28,695,827
Total Common Stocks (cost $182,328,799)		129,950,590

Short-Term Investments — 0.59%
Money Market Mutual Funds — 0.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	193,394	193,394
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	193,394	193,394
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	193,394	193,394
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	193,394	193,394
Total Short-Term Investments (cost $773,576)		773,576
Total Value of Securities—100.02% (cost $183,102,375)		130,724,166

Liabilities Net of Receivables and Other Assets—(0.02%)		(32,322)
Net Assets Applicable to 16,126,081 Shares Outstanding—100.00%		$130,691,844
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-241 [6/22] 8/22 (2351733)